Operating segments	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Operating segments

5    Operating segments

The following segment information is used by Cosan’s senior management (the “Chief Operating Decision Maker”) to assess the performance of the operating segments and to make decisions with regards to the allocation of resources. This information is prepared on a basis consistent with the accounting policies used in the preparation of the financial statements. Cosan evaluates the performance of its operating segments based on the measure of Earnings Before Interest Tax, Depreciation and Amortization (“EBITDA”). A reconciliation of EBITDA to profit (loss) is presented below.

Reported segments

(i)    Raízen Energia: production and marketing of a variety of products derived from sugar cane, including raw sugar (VHP), anhydrous and hydrated ethanol, and activities related to energy cogeneration from sugarcane bagasse. In addition, this segment holds interests in companies engaged in research and development on new technology;

(ii)    Raízen Combustíveis: distribution and marketing of fuels, mainly through a franchised network of service stations under the brand Shell throughout Brazil;

(iii)    Comgás: distribution of piped natural gas to part of the State of São Paulo (approximately 180 municipalities, including the region called Greater São Paulo) to customers in the industrial, residential, commercial, automotive, thermo generation and cogeneration sectors;

(iv)    Cosan Logística: logistics services for transport, storage and port loading of commodities, mainly for sugar products, leasing or lending of locomotives, wagons and other railway equipment; and

(v)    Moove: production and distribution of lubricants under the Mobil brand in Brazil, Bolivia, Uruguay and Paraguay, as well as European and Asian market with a Comma trademark.

Reconciliation

(i)    Cosan Corporate: other investments, in addition to the corporate activities of the Company. The Cosan Corporate segment’s includes the subsidiaries responsible for raising funds for the group.

Although Raízen Energia and Raízen Combustíveis are equity accounted joint ventures and are no longer proportionally consolidated since adoption of IFRS 11, senior management continues to review segment information. A reconciliation of these segments is presented in the column “Deconsolidated effects IFRS 11.”

The following statement of financial position and profit or loss selected information by segment was prepared on the same basis as the accounting practices used in the preparation of consolidated information:

	December 31, 2017
	Reported segments					Reconciliation				Additional information
	Raízen Energia	Raízen Combustíveis	Comgás	Moove	Logistics	Cosan Corporate	Deconsolidated effects IFRS 11	Segment eliminations / adjustments	Total consolidated	Cosan S.A	Cosan Logística
Statement of profit or loss:
Net sales	13,152,678	72,789,148	5,537,857	2,129,522	5,946,349	3,441	(85,941,826)	(34,706)	13,582,463	7,670,777	5,946,349
Domestic market	6,995,061	72,789,148	5,537,857	1,543,758	5,939,765	3,441	(79,784,209)	(34,706)	12,990,115	7,085,013	5,939,765
External market	6,157,617	—	—	585,764	6,584	—	(6,157,617)	—	592,348	585,764	6,584
Cost of sales	(10,907,652)	(68,875,292)	(3,492,375)	(1,545,657)	(4,220,988)	(7,896)	79,782,944	34,706	(9,232,210)	(5,045,884)	(4,220,988)
Gross profit	2,245,026	3,913,856	2,045,482	583,865	1,725,361	(4,455)	(6,158,882)	—	4,350,253	2,624,893	1,725,361
Selling expenses	(803,157)	(1,345,847)	(652,901)	(386,705)	(28,846)	(211)	2,149,004	—	(1,068,663)	(1,039,817)	(28,846)
General and administrative expenses	(618,064)	(455,743)	(344,990)	(94,002)	(285,409)	(210,889)	1,073,807	—	(935,290)	(597,430)	(285,409)
Other income (expense), net	(107,953)	312,187	(26,422)	(3,679)	(3,304)	911,004	(204,234)	—	877,599	880,983	(3,304)
Financial results	129	(359,767)	(225,541)	(54,370)	(1,665,842)	(805,746)	359,638	—	(2,751,499)	(898,394)	(1,665,842)
Finance expense	(905,213)	(251,038)	(623,924)	(46,250)	(1,900,092)	(1,134,580)	1,156,251	331	(3,704,515)	(1,728,300)	(1,900,092)
Finance income	681,362	134,904	398,758	17,805	261,661	192,845	(816,266)	(331)	870,738	728,598	261,661
Foreign exchange losses, net	(54,866)	(105,513)	(11,501)	(7,478)	(127,508)	(53,290)	160,379	—	(199,777)	(81,201)	(127,508)
Derivatives	278,846	(138,120)	11,126	(18,447)	100,097	189,279	(140,726)	—	282,055	182,509	100,097
Interest in earnings of associates	(54,544)	—	—	(7,665)	4,243	1,112,654	54,544	(1,092,070)	17,162	12,930	4,243
Interest in earnings of joint ventures	—	—	—	—	—	985,090	—	—	985,090	985,090	—
Income tax expense benefit	(78,937)	(615,806)	(235,972)	(20,141)	(10,215)	(162,027)	694,743	—	(428,355)	(457,725)	(10,215)

Profit (loss) from continuing operations	582,500	1,448,880	559,656	17,303	(264,012)	1,825,420	(2,031,380)	(1,092,070)	1,046,297	1,510,530	(264,012)
Total net income attributable to:
Owners of the Company	582,500	1,389,260	364,455	17,303	(79,515)	1,818,468	(1,971,760)	(1,569,690)	551,021	1,315,324	(79,515)
Non-controlling interests	—	59,620	195,201	—	(184,497)	6,952	(59,620)	477,620	495,276	195,206	(184,497)

	582,500	1,448,880	559,656	17,303	(264,012)	1,825,420	(2,031,380)	(1,092,070)	1,046,297	1,510,530	(264,012)
Other selected data:
Depreciation and amortization	2,131,088	635,920	496,755	82,898	1,341,687	17,053	(2,767,008)	—	1,938,393	596,687	1,341,687
EBITDA	2,792,396	3,060,373	1,517,924	174,712	2,753,732	2,810,246	(5,852,769)	(1,092,070)	6,164,544	3,463,336	2,753,732
Additions to PP&E, intangible and biological assets	2,226,162	853,975	352,958	48,612	2,045,390	10,498	(3,080,137)	—	2,457,458	408,489	2,045,390
Reconciliation of EBITDA:
Profit (loss) for the period	582,500	1,448,880	559,656	17,303	(264,012)	1,825,420	(2,031,380)	(1,092,070)	1,046,297	1,510,530	(264,012)
Income tax and social contribution	78,937	615,806	235,972	20,141	10,215	162,027	(694,743)	—	428,355	457,725	10,215
Financial result, net	(129)	359,767	225,541	54,370	1,665,842	805,746	(359,638)	—	2,751,499	898,394	1,665,842
Depreciation and amortization	2,131,088	635,920	496,755	82,898	1,341,687	17,053	(2,767,008)	—	1,938,393	596,687	1,341,687

EBITDA	2,792,396	3,060,373	1,517,924	174,712	2,753,732	2,810,246	(5,852,769)	(1,092,070)	6,164,544	3,463,336	2,753,732

	December 31, 2016
	Reported segments						Reconciliation				Additional information
	Raízen Energia	Raízen Combustíveis	Comgás	Radar	Moove	Logistics	Cosan Corporate	Deconsolidated effects IFRS 11	Segment eliminations / adjustments	Total consolidated	Cosan S.A	Cosan Logística
Statement of profit or loss:
Net sales	13,133,737	68,143,047	5,657,246	—	1,883,674	5,014,555	873	(81,276,784)	(38,209)	12,518,139	7,541,792	5,014,555
Domestic market	6,106,330	68,143,047	5,657,246	—	1,447,794	4,772,057	873	(74,249,377)	(38,209)	11,839,761	7,105,912	4,772,057
External market	7,027,407	—	—	—	435,880	242,498	—	(7,027,407)	—	678,378	435,880	242,498
Cost of sales	(9,967,530)	(64,445,939)	(3,174,134)	—	(1,398,751)	(3,769,147)	(13,667)	74,413,469	38,209	(8,317,490)	(4,586,551)	(3,769,147)
Gross profit	3,166,207	3,697,108	2,483,112	—	484,923	1,245,408	(12,794)	(6,863,315)	—	4,200,649	2,955,241	1,245,408
Selling expenses	(732,680)	(1,303,338)	(670,557)	—	(362,045)	(4,649)	(291)	2,036,018	—	(1,037,542)	(1,032,893)	(4,649)
General and administrative expenses	(567,400)	(447,762)	(332,349)	—	(72,567)	(342,961)	(252,857)	1,015,162	—	(1,000,734)	(570,465)	(342,961)
Other income (expense), net	(15,249)	844,257	(26,437)	—	7,523	(539)	(96,849)	(829,008)	—	(116,302)	(115,764)	(539)
Financial results	531,049	(584,487)	(263,169)	—	(77,301)	(1,673,482)	(1,147,709)	53,438	105,885	(3,055,776)	(1,307,869)	(1,673,482)
Finance expense	(918,912)	(273,874)	(730,422)	—	(49,102)	(1,951,393)	(1,048,324)	1,192,786	105,885	(3,673,356)	(1,720,365)	(1,951,393)
Finance income	653,670	233,453	466,646	—	4,928	302,371	328,973	(887,123)	—	1,102,918	799,912	302,371
Foreign exchange losses, net	(57,951)	750,939	223,943	—	47,288	76,082	649,796	(692,988)	—	997,109	1,001,581	76,082
Derivatives	854,242	(1,295,005)	(223,336)	—	(80,415)	(100,542)	(1,078,154)	440,763	—	(1,482,447)	(1,388,997)	(100,542)
Interest in earnings of associates	(68,641)	(310)	—	—	(9,755)	8,381	1,066,818	68,951	(1,069,884)	(4,440)	(12,819)	8,381
Interest in earnings of joint ventures	—	—	—	—	—	—	1,570,132	—	—	1,570,132	1,570,132	—
Income tax expense benefit	(658,860)	(673,099)	(369,966)	—	(553)	34,513	310,305	1,331,959	(36,001)	(61,702)	(60,213)	34,513

Profit (loss) from continuing operations	1,654,426	1,532,369	820,634	—	(29,775)	(733,329)	1,436,755	(3,186,795)	(1,000,000)	494,285	1,425,350	(733,329)
Profit from discontinued operation, net of tax	—	—	—	69,261	—	—	(123,386)	—	18,863	(35,262)	(35,261)	—
Total net income attributable to:
Owners of the Company	1,654,338	1,476,244	514,228	21,664	(29,775)	(206,694)	1,313,369	(3,130,582)	(1,334,988)	277,804	1,036,086	(206,694)
Non-controlling interests	88	56,125	306,406	47,597	—	(526,635)	—	(56,213)	353,851	181,219	354,003	(526,635)

	1,654,426	1,532,369	820,634	69,261	(29,775)	(733,329)	1,313,369	(3,186,795)	(981,137)	459,023	1,390,089	(733,329)
Other selected data:
Depreciation and amortization	2,192,019	624,395	510,957	—	88,350	1,120,019	16,007	(2,816,414)	—	1,735,333	615,314	1,120,019
EBITDA	3,974,256	3,414,350	1,964,726	—	136,429	2,025,659	2,290,166	(7,388,606)	(1,069,884)	5,347,096	3,408,746	2,025,659
Additions to PP&E, intangible and biological assets	2,001,509	797,009	438,366	—	41,557	1,699,226	11,356	(2,798,518)	—	2,190,505	491,279	1,699,226
Reconciliation of EBITDA:
Profit (loss) for the period	1,654,426	1,532,369	820,634	—	(29,775)	(733,329)	1,436,755	(3,186,795)	(1,000,000)	494,285	1,425,350	(733,329)
Income tax and social contribution	658,860	673,099	369,966	—	553	(34,513)	(310,305)	(1,331,959)	36,001	61,702	60,213	(34,513)
Financial result, net	(531,049)	584,487	263,169	—	77,301	1,673,482	1,147,709	(53,438)	(105,885)	3,055,776	1,307,869	1,673,482
Depreciation and amortization	2,192,019	624,395	510,957	—	88,350	1,120,019	16,007	(2,816,414)	—	1,735,333	615,314	1,120,019

EBITDA	3,974,256	3,414,350	1,964,726	—	136,429	2,025,659	2,290,166	(7,388,606)	(1,069,884)	5,347,096	3,408,746	2,025,659

	December 31, 2015
	Reported segments						Reconciliation				Additional information
	Raízen Energia	Raízen Combustíveis	Comgás	Radar	Moove	Logistics	Cosan Corporate	Deconsolidated effects IFRS 11	Segment eliminations / adjustments	Total consolidated	Cosan S.A	Cosan Logística
Statement of profit or loss:
Net sales	11,080,849	61,412,966	6,597,017	—	1,751,728	4,037,923	436	(72,493,815)	(31,568)	12,355,536	8,349,181	4,037,923
Domestic market	4,438,148	61,412,966	6,597,017	—	1,385,188	3,842,124	436	(65,851,114)	(31,568)	11,793,197	7,982,641	3,842,124
External market	6,642,701	—	—	—	366,540	195,799	—	(6,642,701)	—	562,339	366,540	195,799
Cost of sales	(9,148,101)	(58,196,255)	(4,580,204)	—	(1,322,326)	(2,771,881)	(2,810)	67,344,356	31,568	(8,645,653)	(5,905,340)	(2,771,881)
Gross profit	1,932,748	3,216,711	2,016,813	—	429,402	1,266,042	(2,374)	(5,149,459)	—	3,709,883	2,443,841	1,266,042
Selling expenses	(616,915)	(1,188,549)	(627,519)	—	(291,649)	18,440	—	1,805,464	—	(900,728)	(919,166)	18,440
General and administrative expenses	(518,848)	(394,570)	(332,763)	—	(77,666)	(311,288)	(189,949)	913,418	—	(911,666)	(565,105)	(311,288)
Other income (expense), net	(19,147)	294,784	(7,901)	—	2,195	60,298	197,726	(275,637)	—	252,318	192,020	60,298
Financial results	(624,695)	(124,598)	(181,889)	—	(109,860)	(1,166,553)	(781,522)	749,293	55,358	(2,184,466)	(1,147,892)	(1,166,553)
Finance expense	(919,994)	(170,560)	(409,768)	—	(120,325)	(1,261,452)	(919,463)	1,090,554	73,691	(2,637,317)	(1,395,741)	(1,261,452)
Finance income	650,446	173,477	247,047	—	4,870	164,675	178,355	(823,923)	(18,333)	576,614	411,838	164,675
Foreign exchange losses, net	(1,031,777)	(415,983)	126,282	—	(10,213)	(190,410)	(671,717)	1,447,760	—	(746,058)	(623,164)	(190,410)
Derivatives	676,630	288,468	(145,450)	—	15,808	120,634	631,303	(965,098)	—	622,295	459,175	120,634
Interest in earnings of associates	(42,967)	8,893	—	—	(11,596)	11,164	703,315	34,074	(694,905)	7,978	(3,185)	11,164
Interest in earnings of joint ventures	—	—	—	—	—	—	695,165	—	—	695,165	695,165	—
Income tax expense benefit	40,328	(536,540)	(248,355)	—	12,693	(35,988)	320,882	496,212	(18,822)	30,410	85,219	(35,988)

Profit (loss) from continuing operations	150,504	1,276,131	618,386	—	(46,481)	(157,885)	943,243	(1,426,635)	(658,369)	698,894	780,897	(157,885)
Profit from discontinued operation, net of tax	—	—	—	100,867	—	—	38,915	—	(38,915)	100,867	100,867	—
Total net income attributable to:
Owners of the Company	150,504	1,237,984	618,386	100,867	(46,481)	(30,030)	982,158	(1,388,488)	(1,219,182)	405,718	580,086	(30,030)
Non-controlling interests	—	38,147	—	—	—	(127,855)	—	(38,147)	521,898	394,043	301,678	(127,855)

	150,504	1,276,131	618,386	100,867	(46,481)	(157,885)	982,158	(1,426,635)	(697,284)	799,761	881,764	(157,885)
Other selected data:
Depreciation and amortization	2,057,365	579,603	481,566	—	75,077	616,527	4,677	(2,636,968)	—	1,177,847	561,042	616,527
EBITDA	2,792,236	2,516,872	1,530,196	—	125,763	1,661,183	1,408,560	(5,309,108)	(694,905)	4,030,797	2,404,612	1,661,183
Additions to PP&E, intangible and biological assets	1,776,372	797,299	521,215	—	43,464	1,405,478	42,061	(2,573,671)	—	2,012,218	608,667	1,405,478
Reconciliation of EBITDA:
Profit (loss) for the period	150,504	1,276,131	618,386	—	(46,481)	(157,885)	943,243	(1,426,635)	(658,369)	698,894	780,897	(157,885)
Income tax and social contribution	(40,328)	536,540	248,355	—	(12,693)	35,988	(320,882)	(496,212)	18,822	(30,410)	(85,219)	35,988
Financial result, net	624,695	124,598	181,889	—	109,860	1,166,553	781,522	(749,293)	(55,358)	2,184,466	1,147,892	1,166,553
Depreciation and amortization	2,057,365	579,603	481,566	—	75,077	616,527	4,677	(2,636,968)	—	1,177,847	561,042	616,527

EBITDA	2,792,236	2,516,872	1,530,196	—	125,763	1,661,183	1,408,560	(5,309,108)	(694,905)	4,030,797	2,404,612	1,661,183

	December 31, 2017
	Reported segments					Reconciliation				Additional information
Statement of financial position:	Raízen Energia	Raízen Combustíveis	Comgás	Moove	Logistics	Cosan Corporate	Deconsolidated effects IFRS 11	Segment elimination	Total consolidated	Cosan S.A	Cosan Logística
Cash and cash equivalents	2,069,357	1,221,890	1,727,521	192,115	179,909	2,455,632	(3,291,247)	—	4,555,177	3,150,328	179,909
Marketable securities	—	—	509,544	5,439	3,153,160	185,200	—	—	3,853,343	700,035	3,153,160
Trade receivables	688,235	2,679,114	640,682	310,006	371,718	14	(3,367,349)	—	1,322,420	950,701	371,718
Derivative financial instruments	453,775	88,496	458,476	2,581	110,107	591,049	(542,271)	—	1,162,213	1,052,105	110,107
Inventories	2,804,223	2,416,833	76,548	301,850	282,291	2,372	(5,221,056)	—	663,061	380,770	282,291
Other financial assets	476,181	—	—	—	—	1,340,000	(476,181)	—	1,340,000	1,686,718	—
Other current assets	2,114,733	1,406,945	155,815	98,419	438,369	900,345	(3,521,678)	(566,122)	1,026,826	626,672	438,369
Other non-current assets	3,373,565	1,335,986	356,962	70,055	2,770,618	1,100,740	(4,709,551)	(1,230)	4,297,145	1,521,810	2,770,618
Investments in associates	348,523	—	—	12,113	41,930	11,862,366	(348,523)	(11,615,067)	301,342	259,412	41,930
Investments in joint ventures	—	—	—	—	—	8,447,799	—	—	8,447,799	8,447,799	—
Biological assets	880,668	—	—	—	—	—	(880,668)	—	—	—	—
Property, plant and equipment	10,753,205	2,329,858	—	270,229	11,266,278	145,068	(13,083,063)	—	11,681,575	412,325	11,266,278
Intangible assets and goodwill	3,669,903	4,600,777	8,471,087	873,924	7,622,969	5,630	(8,270,680)	—	16,973,610	9,350,598	7,622,969
Loans, borrowings and debentures	(10,853,768)	(2,741,312)	(4,212,504)	(589,292)	(9,670,946)	(7,216,204)	13,595,080	—	(21,688,946)	(9,674,994)	(9,670,946)
Derivative financial instruments	(250,033)	(218,888)	—	(8,293)	—	(106,792)	468,921	—	(115,085)	(114,531)	—
Trade payables	(1,341,867)	(2,124,538)	(1,444,835)	(353,474)	(628,597)	(7,089)	3,466,405	—	(2,433,995)	(1,805,385)	(628,597)
Real estate credit certificates	—	—	—	—	(86,745)	—	—	—	(86,745)	—	(86,745)
Employee benefits payable	(356,155)	(94,158)	(59,059)	(34,125)	(166,864)	(31,032)	450,313	—	(291,080)	(124,017)	(166,864)
Preferred shareholders payable in subsidiaries	—	—	—	—	—	(1,442,679)	—	—	(1,442,679)	(1,442,679)	—
Lease	—	—	—	—	(944,138)	—	—	—	(944,138)	—	(944,138)
Other current liabilities	(1,412,872)	(1,387,037)	(358,430)	(237,302)	(778,049)	(1,237,815)	2,799,909	567,352	(2,044,244)	(1,449,477)	(778,049)
Other non-current liabilities	(1,345,322)	(4,392,359)	(1,782,718)	(212,710)	(5,938,422)	(1,663,907)	5,737,681	79,571	(9,518,186)	(3,630,926)	(5,938,422)

Total assets (net of liabilities) allocated by segment	12,072,351	5,121,607	4,539,089	701,535	8,023,588	15,330,697	(17,193,958)	(11,535,496)	17,059,413	10,297,264	8,023,588

Total assets	27,632,368	16,079,899	12,396,635	2,136,731	26,237,349	27,036,215	(43,712,267)	(12,182,419)	55,624,511	28,539,273	26,237,349

Equity attributable to owners of the Company	12,073,314	4,888,966	4,539,089	701,535	2,211,005	15,330,321	(16,962,280)	(16,743,193)	6,038,757	9,446,669	2,211,005
Non-controlling interests	(963)	232,641	—	—	5,812,583	376	(231,678)	5,207,697	11,020,656	850,595	5,812,583

Total shareholders’ equity	12,072,351	5,121,607	4,539,089	701,535	8,023,588	15,330,697	(17,193,958)	(11,535,496)	17,059,413	10,297,264	8,023,588

	December 31, 2016
	Reported segments					Reconciliation				Additional information
Statement of financial position:	Raízen Energia	Raízen Combustíveis	Comgás	Moove	Logistics	Cosan Corporate	Deconsolidated effects IFRS 11	Segment elimination	Total consolidated	Cosan S.A	Cosan Logística
Cash and cash equivalents	2,787,588	757,140	2,108,253	203,855	260,542	1,926,938	(3,544,728)	—	4,499,588	3,990,930	260,542
Marketable securities	—	—	202,568	10,958	920,413	157,641	—	—	1,291,580	371,167	920,413
Trade receivables	682,813	2,518,713	513,423	240,059	431,461	487	(3,201,526)	—	1,185,430	753,969	431,461
Derivative financial instruments	1,243,260	178,060	437,137	—	3,669	310,274	(1,421,320)	—	751,080	747,411	3,669
Inventories	2,293,492	2,108,825	114,745	228,941	284,579	2,487	(4,402,317)	—	630,752	346,173	284,579
Other financial assets	711,453	—	—	—	—	70,487	(711,453)	(70,487)	—	70,487	—
Assets held for sale	—	—	—	—	39,907	—		—	39,907	—	39,907
Other current assets	3,030,674	1,456,418	80,758	141,972	382,551	658,550	(4,487,092)	(107,927)	1,155,904	793,861	382,551
Other non-current assets	2,852,423	1,089,809	307,306	26,036	2,549,631	1,436,632	(3,942,232)	(33,225)	4,286,380	1,761,857	2,549,631
Investments in associates	393,159	—	—	19,400	46,847	11,153,390	(393,159)	(10,932,690)	286,947	240,100	46,847
Investments in joint ventures	—	—	—	—	—	8,506,395	—	—	8,506,395	8,506,395	—
Biological assets	1,119,623	—	—	—	—	—	(1,119,623)	—	—	—	—
Investment property	10,525,166	2,379,438	—	238,346	10,337,119	150,983	(12,904,604)	—	10,726,448	389,329	10,337,119
Intangible assets and goodwill	3,224,303	4,532,282	8,550,984	770,118	7,781,289	7,048	(7,756,585)	—	17,109,439	9,328,150	7,781,289
Loans, borrowings and debentures	(11,556,950)	(1,043,995)	(4,070,076)	(471,661)	(8,523,175)	(5,273,585)	12,600,945	—	(18,338,497)	(9,138,129)	(8,523,175)
Derivative financial instruments	(789,193)	(648,070)	—	(35,155)	(12,303)	(248,386)	1,437,263	—	(295,844)	(283,541)	(12,303)
Trade payables	(1,147,089)	(1,148,013)	(1,226,634)	(232,690)	(565,539)	(8,247)	2,295,102	—	(2,033,110)	(1,467,570)	(565,539)
Real estate credit certificates	—	—	—	—	(195,745)	—	—	—	(195,745)	—	(195,745)
Employee benefits payable	(314,989)	(92,573)	(63,904)	(30,187)	(117,149)	(26,919)	407,562	—	(238,159)	(121,009)	(117,149)
Preferred shareholders payable in subsidiaries	—	—	—	—	—	(1,769,427)	—	—	(1,769,427)	(1,769,427)	—
Leases	—	—	—	—	(1,397,543)	—	—	—	(1,397,543)	—	(1,397,543)
Other current liabilities	(1,507,193)	(2,245,227)	(211,900)	(168,995)	(663,083)	(407,835)	3,752,420	116,036	(1,335,777)	(662,235)	(663,083)
Other non-current liabilities	(1,367,686)	(4,714,035)	(1,549,441)	(132,414)	(5,881,195)	(1,408,841)	6,081,721	115,892	(8,855,999)	(3,065,579)	(5,881,195)

Total assets (net of liabilities) allocated by segment	12,180,854	5,128,772	5,193,219	808,583	5,682,276	15,238,072	(17,309,626)	(10,912,401)	16,009,749	10,792,339	5,682,276

Total assets	28,863,954	15,020,685	12,315,174	1,879,685	23,038,008	24,381,312	(43,884,639)	(11,144,329)	50,469,850	27,299,829	23,038,008

Equity attributable to owners of the Company	12,181,817	4,920,333	5,193,219	808,583	1,540,225	15,238,072	(17,102,150)	(16,507,636)	6,272,463	8,965,606	1,540,225
Non-controlling interests	(963)	208,439	—	—	4,142,051	—	(207,476)	5,595,235	9,737,286	1,826,733	4,142,051

Total shareholders’ equity	12,180,854	5,128,772	5,193,219	808,583	5,682,276	15,238,072	(17,309,626)	(10,912,401)	16,009,749	10,792,339	5,682,276

Net sales by segment:

	December 31, 2017	December 31, 2016	December 31, 2015
Reported segment
Raízen Energia
Ethanol	6,550,652	6,480,409	5,557,298
Sugar	5,377,351	5,794,771	4,671,006
Cogeneration	884,300	520,468	554,876
Other	340,375	338,089	297,669

	13,152,678	13,133,737	11,080,849
Raízen Combustíveis
Fuels	72,789,148	68,143,047	61,412,966

	72,789,148	68,143,047	61,412,966
Comgás
Industrial	3,494,396	3,640,921	4,206,946
Residential	849,723	793,335	677,693
Thermogeneration	—	116,419	511,942
Cogeneration	229,716	216,032	271,641
Automotive	224,203	205,986	197,262
Commercial	320,049	238,390	286,491
Construction revenue	351,193	339,025	408,086
Other	68,577	107,138	36,956

	5,537,857	5,657,246	6,597,017
Moove
Finished goods	1,876,935	1,642,899	1,514,005
Basic oil	220,515	219,092	222,009
Other	32,072	21,683	15,714

	2,129,522	1,883,674	1,751,728
Logistics
North operations	4,439,766	3,651,455	2,925,113
South operations	1,283,085	1,097,700	888,502
Container operations	223,498	265,400	224,308

	5,946,349	5,014,555	4,037,923
Reconciliation
Cosan Corporate	3,441	873	436
IFRS 11—Deconsolidated of adjustments/eliminations joint ventures and eliminations	(85,976,532)	(81,314,993)	(72,525,383)

Total	13,582,463	12,518,139	12,355,536